Share-Based Payment - Schedule of Employee Share Options Granting Period and Exercise Conditions (Details)	12 Months Ended
Dec. 31, 2024
After 1 Year [Member]
Schedule of Employee Share Options Granting Period and Exercise Conditions [Line Items]
Accumulated maximum exercisable employee share options	25.00%
After 2 Years [Member]
Schedule of Employee Share Options Granting Period and Exercise Conditions [Line Items]
Accumulated maximum exercisable employee share options	50.00%
After 3 Years [Member]
Schedule of Employee Share Options Granting Period and Exercise Conditions [Line Items]
Accumulated maximum exercisable employee share options	75.00%
After 4 Years [Member]
Schedule of Employee Share Options Granting Period and Exercise Conditions [Line Items]
Accumulated maximum exercisable employee share options	100.00%
At The Beginning of Year 1 [Member]
Schedule of Employee Share Options Granting Period and Exercise Conditions [Line Items]
Accumulated maximum exercisable employee share options	25.00%
At The Beginning of Year 2 [Member]
Schedule of Employee Share Options Granting Period and Exercise Conditions [Line Items]
Accumulated maximum exercisable employee share options	50.00%
At The Beginning of Year 3 [Member]
Schedule of Employee Share Options Granting Period and Exercise Conditions [Line Items]
Accumulated maximum exercisable employee share options	75.00%
At The Beginning of Year 4 [Member]
Schedule of Employee Share Options Granting Period and Exercise Conditions [Line Items]
Accumulated maximum exercisable employee share options	100.00%